SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.75%	2.23%	1.62%
Dividend yield	0.00%	0.00%
Weighted average dividend yield	0.00%	0.00%	5.65%
Weighted average volatility	53.76%	56.29%	63.67%
Expected term (years)	4 years 1 month 1 day	3 years 8 months 25 days	4 years 7 months 4 days
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield			0.00%
Expected volatility	45.60%	47.31%	62.77%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield			7.83%
Expected volatility	61.90%	65.27%	64.56%